Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2015
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$253,102	-	$253,102	-
	Fair Value Measurement as of December 31, 2014
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$298,771	-	$298,771	-

Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
Vessel – M/V Aristides NP	Significant Other Observable Inputs (Level 2) (amounts in $million)	Loss (amounts in $million)
December 31, 2014	$5.1	$3.5
December 31, 2015	$2.7	$1.6

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Fair Value at December 31, 2015	Valuation Technique	Unobservable Input	Value
Other investment	7,396,738	Discounted cash flow	Rate of return	19%